Shareholder Report, Holdings (Details) - C000260119 [Member]	Jan. 31, 2026
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%